May 6, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Variable Portfolios, Inc. (on behalf of ING Small Company Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Portfolios, Inc. (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Small Company Portfolio, a series of the Registrant, will acquire all of the assets of ING Wells Fargo Small Cap Disciplined Portfolio, a series of ING Investors Trust, in exchange for shares of ING Small Company Portfolio and the assumption by ING Small Company Portfolio of the liabilities of ING Wells Fargo Small Cap Disciplined Portfolio, and the approval of a related sub-advisory agreement.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2278 or Hoang Pham at 202-261-3496.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe

Counsel

ING U.S. Legal Services

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